OBLIGATIONS WITH FIDC - INVESTMENT FUND IN CREDIT RIGHTS (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
OBLIGATIONS WITH FIDC - INVESTMENT FUND IN CREDIT RIGHTS
Obligations with FIDC	R$ 1,018,501	R$ 938,526